Note 2 - Operations	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Nature of operations [text block]
2.	OPERATIONS

Just Energy is a leading consumer company specializing in electricity and natural gas commodities, energy efficiency solutions and renewable energy options. With offices located across the United States (“U.S.”), Canada, the United Kingdom (“U.K.”), Germany, Ireland and Japan, Just Energy serves residential and commercial customers, providing homes and businesses with a broad range of energy solutions that deliver comfort, convenience and control. Just Energy is the parent company of Amigo Energy, Green Star Energy, Hudson Energy, Interactive Energy Group, Just Energy Advanced Solutions, Tara Energy, terrapass and EdgePower Inc.

By fixing the price of natural gas or electricity under its fixed-price or price-protected program contracts for a period of up to five
years, Just Energy’s customers offset their exposure to changes in the price of these essential commodities. Variable rate products allow customers to maintain competitive rates while retaining the ability to lock into a fixed price at their discretion. Just Energy derives its margin or gross profit from the difference between the price at which it is able to sell the commodities to its customers and the related price at which it purchases the associated volumes from its suppliers.

In addition, Just Energy markets smart thermostats, offering the thermostats as a stand-alone unit or bundled with certain commodity products. The smart thermostats are manufactured and distributed by ecobee Inc. (“ecobee”), a company in which Just Energy holds a
7.8%
fully diluted equity interest. Just Energy also offers green products through its JustGreen program. The JustGreen electricity product offers customers the option of having all or a portion of their electricity sourced from renewable green sources such as wind, solar, hydropower or biomass. The JustGreen gas product offers carbon offset credits that allow customers to reduce or eliminate the carbon footprint of their homes or businesses. Additional green products allow customers to offset their carbon footprint without buying energy commodity products and can be offered in all states and provinces without being dependent on energy deregulation. Just Energy also provides energy management solutions to both Consumer and Commercial customers in the form of value added products and services.

Just Energy markets its product offerings through a number of sales channels including door-to-door marketing, broker, retail and affinity relationships, and online marketing. Prior to
August 1, 2017,
the online marketing of gas and electricity contracts was primarily conducted through Just Ventures LLC and Just Ventures L.P. (collectively, “Just Ventures”), a joint venture in which Just Energy held a
50%
equity interest. This exclusive relationship ended on
July 31, 2017.